Fair Value (Fair Value On A Nonrecurring Basis) (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Collateral-dependent Loans	$ 23,366	$ 32,960
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, Fair Value Disclosure	864	1,087
Impaired Collateral-dependent Loans	8,159	13,705
Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, Fair Value Disclosure	864	1,087
Impaired Collateral-dependent Loans	8,159	13,705
Gains Losses From Fair Value Changes For The Year Ended [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned, Fair Value Disclosure	(1,098)	(665)
Impaired Collateral-dependent Loans	$ 2,448	$ (1,992)